Leases - Lessor: Investment in Operating Leases (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Right-of-use-asset (operating leases)	¥ 274,486
Investment in Operating Leases	1,505,253	¥ 1,335,959
Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	2,002,151
Accumulated depreciation	(659,318)
Net	1,342,833
Right-of-use-asset (operating leases)	128,951
Accrued rental receivables	33,469
Investment in Operating Leases	1,505,253
Transportation equipment | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,386,422
Measuring and information-related equipment | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	278,294
Real Estate Asset | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	305,842
Other | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 31,593